UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA            November 1, 2005
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           86

Form 13F Information Table Value Total:  $   186,011
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

         Column1              Column2       Column3       Column4         Column5      Column6       Column7      Column8
         -------              -------       -------       -------         -------      -------       -------      -------
                                                                                                      OTHER
         ISSUER                CLASS         CUSIP       VALUE(000)    SHRS/PUT/CALL  DISCRETION     MANAGER     AUTHORITY
         ------                -----         -----       ----------    -------------  ----------     -------     ---------
Abercrombie & Fitch             COM        002896207         4493           90135        Sole          None        None
Affiliated Computer S           COM        008190100         4070           74535        Sole          None        None
Altria Group Inc                COM        02209S103          292            3965        Sole          None        None
American Express Comp           COM        025816109          299            5200        Sole          None        None
BB&T Corp                       COM        054937107          252            6465        Sole          None        None
BE Aerospace Inc.               COM        073302101         1607           97000        Sole          None        None
BJs Wholesale Club              COM        05548J106          459           16500        Sole          None        None
Bank of America Corp.           COM        060505104         7636          181381        Sole          None        None
Baxter International            COM        071813109         5406          135600        Sole          None        None
Brinker International           COM        109641100         4083          108705        Sole          None        None
Cardinal Health Inc.            COM        14149Y108         5577           87915        Sole          None        None
Champion Enterprises            COM        158496109          758           51300        Sole          None        None
ChevronTexaco Corp              COM        166764100          859           13278        Sole          None        None
Chittenden Corporatio           COM        170228100          392           14771        Sole          None        None
Ciena Corporation               COM        171779101          613          232260        Sole          None        None
Cisco Systems Inc.              COM        17275R102          198           11063        Sole          None        None
Citigroup Inc                   COM        172967101         3992           87701        Sole          None        None
Coca-Cola Company               COM        191216100          261            6035        Sole          None        None
Computer Sciences Cor           COM        205363104          237            5000        Sole          None        None
ConocoPhillips                  COM        20825C104         6202           88715        Sole          None        None
DPL Inc.                        COM        233293109          478           17197        Sole          None        None
DTE Energy Company              COM        233331107          418            9119        Sole          None        None
Dell Inc                        COM        24702R101         4306          125910        Sole          None        None
Diebold Incorporated            COM        253651103         2952           85670        Sole          None        None
Donaldson                       COM        257651109          244            8000        Sole          None        None
Duke Energy Corp                COM        264399106         2364           81046        Sole          None        None
El Paso Corp                    COM        28336L109          143           10263        Sole          None        None
Exelon Corp                     COM        30161N101          398            7450        Sole          None        None
Exxon Mobil                     COM        30231G102         1461           22999        Sole          None        None
Fleetwood Enterprises           COM        339099103         3027          246100        Sole          None        None
General Electric Co             COM        369604103         5288          157059        Sole          None        None
Genesco Inc.                    COM        371532102          264            7100        Sole          None        None
Georgia-Pacific Group           COM        373298108          524           15384        Sole          None        None
Green Mount. Coffee Roast       COM        393122106          383           11000        Sole          None        None
Halliburton Company             COM        406216101         1758           25663        Sole          None        None
Health Management Assoc         COM        421933102         4830          205810        Sole          None        None
Hewlett-Packard Co              COM        428236103          222            7593        Sole          None        None
Home Depot Inc.                 COM        437076102         5858          153587        Sole          None        None
Human Genome Sciences           COM        444903108          136           10000        Sole          None        None
IBM Corp                        COM        459200101         4153           51772        Sole          None        None
ITT Educational Servi           COM        45068B109          345            7000        Sole          None        None
Intel Corporation               COM        458140100         5127          207975        Sole          None        None
Interface Inc cl A              COM        458665106          401           48513        Sole          None        None
Interpublic Group               COM        460690100          835           71760        Sole          None        None
J P Morgan Chase                COM        46625H100         3754          110639        Sole          None        None
Jefferson-Pilot Corp.           COM        475070108         3273           63970        Sole          None        None
Johnson & Johnson               COM        478160104         5380           85015        Sole          None        None
Johnson Controls Inc            COM        478366107          391            6300        Sole          None        None
LSI Logic Corporation           COM        502161102          296           30000        Sole          None        None
Mattel Inc.                     COM        577081102         3427          205465        Sole          None        None
Mesa Air Group Inc.             COM        590479101          165           20000        Sole          None        None
Microsoft Corporation           COM        594918104          242            9415        Sole          None        None
Morgan Stanley                  COM        617446448          238            4421        Sole          None        None
Newell Rubbermaid In            COM        651229106         4592          202725        Sole          None        None
Oil Service Holders             COM        678002106          285            2300        Sole          None        None
Old Republic Intl               COM        680223104          566           21213        Sole          None        None
Oracle Corporation              COM        68389X105         4847          391205        Sole          None        None
PartnerRe Ltd.                  COM        G6852T105          320            5000        Sole          None        None
PepsiCo Inc.                    COM        713448108         2416           42601        Sole          None        None
Pfizer Inc.                     COM        717081103         6359          254668        Sole          None        None
Polaris Industries In           COM        731068102          449            9068        Sole          None        None
Procter & Gamble Co.            COM        742718109          606           10200        Sole          None        None
Providian Fincl Corp            COM        74406A102          343           19400        Sole          None        None
Revlon Inc Class A              COM        761525500          161           50000        Sole          None        None
SBC Communications              COM        78387G103         5200          216952        Sole          None        None
Sara Lee Corp.                  COM        803111103         2532          133625        Sole          None        None
Schering-Plough Corp.           COM        806605101         2876          136615        Sole          None        None
Selective Insurance G           COM        816300107          293            6000        Sole          None        None
Solectron Co                    COM        834182107           80           20500        Sole          None        None
Sprint Nextel Corporation       COM        852061100         3707          155875        Sole          None        None
Tyco Intl Ltd                   COM        902124106         4712          169181        Sole          None        None
UNUM Provident Corp.            COM        91529Y106         4522          220565        Sole          None        None
United Parcel Srvc B            COM        911312106          232            3350        Sole          None        None
Wal-Mart Stores Inc.            COM        931142103         3810           86940        Sole          None        None
Whiting Petroleum Corp          COM        966387102          298            6800        Sole          None        None
Wild Oats Markets In            COM        96808B107          428           33250        Sole          None        None
Wyeth                           COM        983024100          515           11124        Sole          None        None
BP PLC ADS                      ADR        055622104          560            7911        Sole          None        None
Canadian Sands Trust            ADR        13642L100          644            5823        Sole          None        None
Honda Motor Co. Ltd.            ADR        438128308         5630          198249        Sole          None        None
Nokia Corporation               ADR        654902204         6955          411275        Sole          None        None
Norsk Hydro ASA                 ADR        656531605         3038           27305        Sole          None        None
Petroleo Brasilero ADS          ADR        71654V408         8816          123320        Sole          None        None
San Juan Basin Royalt           ADR        798241105          220            4500        Sole          None        None
Champion Enterprises            COM        158496109         -367          -25000        Sole          None        None
Mohawk Industries In            COM        608190104         -401           -5000        Sole          None        None